Trade payables and accrued liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Trade payables and accrued liabilities
Trade payables	$ 1,880,002	$ 1,001,773
Due to related parties (Note 19)	241	280,432
Accrued liabilities	2,783,467	2,179,134
Trade payables and accrued liabilities	$ 4,663,710	$ 3,461,339